Mineral Stream Interests	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Mineral Stream Interests
10.	Mineral Stream Interests

	Six Months Ended June 30, 2021

	Cost			Accumulated Depletion & Impairment 1			Carrying Amount Jun 30, 2021
(in thousands)	Balance Jan 1, 2021	Additions (Reductions)	Balance Jun 30, 2021	Balance Jan 1, 2021	Depletion	Balance Jun 30, 2021

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(550,532)	$(40,628)	$(591,160)	$2,468,716
Sudbury 2	623,864	-	623,864	(302,848)	(10,896)	(313,744)	310,120
Constancia	136,058	-	136,058	(30,489)	(1,259)	(31,748)	104,310
San Dimas	220,429	-	220,429	(38,227)	(6,927)	(45,154)	175,275
Stillwater 3	239,352	-	239,352	(15,042)	(2,241)	(17,283)	222,069
Other 4	402,232	58,987	461,219	(394,706)	(1,217)	(395,923)	65,296

	$4,681,811	$58,987	$4,740,798	$(1,331,844)	$(63,168)	$(1,395,012)	$3,345,786

Silver interests
Peñasquito	$524,626	$-	524,626	$(174,054)	$(14,258)	$(188,312)	$336,314
Antamina	900,343	-	900,343	(273,409)	(25,817)	(299,226)	601,117
Constancia	302,948	-	302,948	(85,904)	(4,847)	(90,751)	212,197
Other 5	1,281,228	157,718	1,438,946	(806,253)	(24,105)	(830,358)	608,588

	$3,009,145	$157,718	$3,166,863	$(1,339,620)	$(69,027)	$(1,408,647)	$1,758,216

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(22,332)	$(3,982)	$(26,314)	$237,407

Cobalt interests
Voisey’s Bay	$393,422	$-	$393,422	$(165,912)	$(5,404)	$(171,316)	$222,106

	$8,348,099	$216,705	$8,564,804	$(2,859,708)	$(141,581)	$(3,001,289)	$5,563,515

1)
Includes cumulative impairment charges to June 30, 2021 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont, 777, Marmato and Santo Domingo gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, 777, Marmato and Cozamin silver interests.

	Year Ended December 31, 2020

	Cost			Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2020
(in thousands)	Balance Jan 1, 2020	Additions (Reductions)	Balance Dec 31, 2020	Balance Jan 1, 2020	Depletion	Balance Dec 31, 2020

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(454,619)	$(95,913)	$(550,532)	$2,509,344
Sudbury 2	623,864	-	623,864	(279,821)	(23,027)	(302,848)	321,016
Constancia	136,058	-	136,058	(25,652)	(4,837)	(30,489)	105,569
San Dimas	220,429	-	220,429	(26,062)	(12,165)	(38,227)	182,202
Stillwater 3	239,352	-	239,352	(9,358)	(5,684)	(15,042)	224,310
Other 4	402,232	-	402,232	(389,064)	(5,642)	(394,706)	7,526

	$4,681,811	$-	$4,681,811	$(1,184,576)	$(147,268)	$(1,331,844)	$3,349,967

Silver interests
Peñasquito	$524,626	$-	$524,626	$(149,924)	$(24,130)	$(174,054)	$350,572
Antamina	900,343	-	900,343	(231,533)	(41,876)	(273,409)	626,934
Constancia	302,948	-	302,948	(74,761)	(11,143)	(85,904)	217,044
Other 5	1,283,054	(1,826)	1,281,228	(795,361)	(10,892)	(806,253)	474,975

	$3,010,971	$(1,826)	$3,009,145	$(1,251,579)	$(88,041)	$(1,339,620)	$1,669,525

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(13,752)	$(8,580)	$(22,332)	$241,389

Cobalt interests
Voisey’s Bay	$393,422	$-	$393,422	$(165,912)	$-	$(165,912)	$227,510

	$8,349,925	$(1,826)	$8,348,099	$(2,615,819)	$(243,889)	$(2,859,708)	$5,488,391

1)
Includes cumulative impairment charges to December 31, 2020 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont, 777, and Marmato gold interests.
5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, Cozamin, Marmato and 777 silver interests. During the third quarter of 2020, Wheaton agreed to modify the Keno Hill PMPA as it relates to the delivery payment per ounce of silver in exchange for 2 million common share purchase warrants from Alexco. The fair value of these warrants have been reflected as a reduction to the cost base of the Keno Hill silver interest.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2021			December 31, 2020

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,076,243	$392,473	$2,468,716	$2,085,359	$423,985	$2,509,344
Sudbury 1	247,060	63,060	310,120	269,834	51,182	321,016
Constancia	97,329	6,981	104,310	97,539	8,030	105,569
San Dimas	69,126	106,149	175,275	73,514	108,688	182,202
Stillwater 2	199,136	22,933	222,069	199,616	24,694	224,310
Other 3	28,644	36,652	65,296	7,526	-	7,526

	$2,717,538	$628,248	$3,345,786	$2,733,388	$616,579	$3,349,967

Silver interests
Peñasquito	$252,016	$84,298	$336,314	$258,267	$92,305	$350,572
Antamina	254,042	347,075	601,117	279,859	347,075	626,934
Constancia	200,677	11,520	212,197	202,475	14,569	217,044
Other 4	288,021	320,567	608,588	98,383	376,592	474,975

	$994,756	$763,460	$1,758,216	$838,984	$830,541	$1,669,525

Palladium interests
Stillwater 2	$227,436	$9,971	$237,407	$231,747	$9,642	$241,389

Cobalt interests
Voisey’s Bay	$198,499	$23,607	$222,106	$203,436	$24,074	$227,510

	$4,138,229	$1,425,286	$5,563,515	$4,007,555	$1,480,836	$5,488,391

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Rosemont, 777, Marmato and Santo Domingo gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, Cozamin, Marmato and 777 silver interests.
Acquisition of Santo Domingo Precious Metals Purchase Agreement
On March 25, 2021, the Company announced that it had entered into a PMPA with Capstone in respect to the Santo Domingo project located in the Atacama Region of Chile. Upon closing, the Company will purchase 100% of the payable gold production until 285,000 ounces have been delivered, thereafter dropping to 67% of payable gold production for the life of the mine. The Company will pay Capstone a total upfront cash consideration of $290 million, $30 million of which was paid on April 21, 2021 and the remainder of which is payable during construction of the Santo Domingo project, subject to customary conditions being satisfied, including Capstone attaining sufficient financing to cover total expected capital expenditures. In addition, Wheaton will make ongoing payments for gold ounces delivered equal to 18% of the spot gold price until the market value of gold delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit, and 22% of the spot gold price thereafter.